Document And Entity Information	Jul. 31, 2019
Document Information [Line Items]
Entity Registrant Name	MONOLITHIC POWER SYSTEMS INC
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	000-51026
Entity Tax Identification Number	77-0466789
Entity Address, Address Line One	4040 Lake Washington Blvd. NE, Suite 201
Entity Address, City or Town	Kirkland
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98033
City Area Code	425
Local Phone Number	296-9956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MPWR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001280452